Expense Example {- Fidelity Freedom® 2015 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-09 - Fidelity Freedom® 2015 Fund - Fidelity Freedom 2015 Fund - Class K	May 28, 2022 USD ($)
Expense Example:
1 year	$ 48
3 years	149
5 years	255
10 years	$ 552